Note 20 - Other Charges (Tables)	12 Months Ended
Jan. 31, 2020
Notes Tables
Schedule of Other Operating Cost and Expense, by Component [Table Text Block]
Year Ended	January 31,	January 31,	January 31,
	2020	2019	2018
Acquisition-related costs	3,797	3,778	3,471
Restructuring plans	–	20	523
	3,797	3,798	3,994